As filed with the Securities and Exchange Commission on August 22, 2025

Securities Act of 1933 File No. 333-49109

Investment Company Act of 1940 File No. 811-08723

 Securities and Exchange Commission

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Washington, D.C. 20549

Form N-1A

Registration Statement Under

The Investment Company Act Of 1940  [X]

Amendment No.  [50]

(Check Appropriate Box or Boxes.)

Upright Investments Trust

 (Exact Name of Registrant As Specified In Charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code:

973-533-1818

Yow Shang David Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Name and Address of Agent for Service)

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)

☒	On September 24, 2025 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 41 to its Registration Statement until September 24, 2025, with respect to the Upright Growth and Income Fund, Upright Growth Fund and Upright Assets Allocation Plus Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 41 under the Investment Company Act of 1940, filed on October 31, 2024, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment No. 50 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of East Hanover, and the State of New Jersey on the 22nd day of August, 2025.

Upright Investments Trust

By:  /s/ Yow Shang David Chiueh

Yow Shang David Chiueh

President

Signature                                         Title                                                                         Date

/s/ Phyllis Yokley                            Trustee

August 22, 2025

Phyllis Yokley

/s/ Lei Wang                                    Trustee

August 22, 2025

Lei Wang

/s/ Wen-Chung Cheng                     Trustee

August 22, 2025

Wen-Chung Cheng